Business Combinations - Schedule of Business Combinations (Details)	6 Months Ended
Mar. 31, 2015
Note 1 [Member]
Name of Entity	Javathyme, Inc
Country of Incorporation	U.S.A.
Acquisition Date	Jan. 31, 2012
Voting Equity Interests	100.00%
Nature of Relationship	Note 1
Note 2 [Member]
Name of Entity	Instacash Pty Ltd and Instacash Trust
Country of Incorporation	Australia
Acquisition Date	Oct. 13, 2013
Voting Equity Interests	80.00%
Nature of Relationship	Note 2
Note 3 [Member]
Name of Entity	Papua New Guinea Alluvial Gold Mining Venture
Country of Incorporation	Papua New Guinea
Acquisition Date	Feb. 28, 2014
Voting Equity Interests	70.00%
Nature of Relationship	Note 3
Note 4 [Member]
Name of Entity	Angel Jade Pty Ltd.
Country of Incorporation	Australia
Acquisition Date	Dec. 10, 2014
Voting Equity Interests	51.00%
Nature of Relationship	Note 4
Note 4 [Member] | Maximum [Member]
Acquisition Date	Nov. 06, 2014
Voting Equity Interests	70.00%
Note 5 [Member]
Name of Entity	Aqua Mining, Limited
Country of Incorporation	Papua New Guinea
Acquisition Date	May 26, 2014
Voting Equity Interests	49.00%
Nature of Relationship	Note 5
Note 5 [Member] | Maximum [Member]
Acquisition Date	Mar. 23, 2015
Voting Equity Interests	90.00%